Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 5,697	$ 5,664	$ 4,828
Cash equivalents	8	7	7
Short-term deposits	0	5,000	0
Cash, cash equivalents and deposits	$ 5,705	$ 10,671	$ 4,835